Vanguard Long-Term Investment-Grade Fund Expense Example - Retail Prospectus [Member] - Vanguard Long-Term Investment-Grade Fund	Jan. 31, 2025 USD ($)
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 22
Expense Example, with Redemption, 3 Years	68
Expense Example, with Redemption, 5 Years	118
Expense Example, with Redemption, 10 Years	268
Admiral Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	10
Expense Example, with Redemption, 3 Years	32
Expense Example, with Redemption, 5 Years	56
Expense Example, with Redemption, 10 Years	$ 128